Fair Value Measurement (Details) - Schedule of assets and liabilities carried at fair value on a recurring basis - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Level 2 [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments	$ 82	$ 56
Foreign exchange forward contracts designated as hedging instruments	910	793
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments	(89)	(1,098)
Foreign exchange forward contracts designated as hedging instruments	(60)	(1,584)
Contingent consideration
Foreign exchange forward contracts fair value	843	(1,833)
Level 3 [Member]
Assets:
Foreign exchange forward contracts not designated as hedging instruments
Foreign exchange forward contracts designated as hedging instruments
Liabilities:
Foreign exchange forward contracts not designated as hedging instruments
Foreign exchange forward contracts designated as hedging instruments
Contingent consideration	55,919	37,400
Foreign exchange forward contracts fair value	$ 55,919	$ 37,400